Accounts Receivable, Net of Allowance for Expected Credit Losses - Summary of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Accounts Receivable, Net of Allowance for Expected Credit Losses
Trade receivables	$ 45,574	$ 28,559
Total accounts receivables	45,811	28,575
Less: Allowance for expected credit losses	(5,473)	(275)
Sales tax receivable	893	1,150
Other receivables	2,395	1,107
Total accounts receivables	43,626	30,557
Related parties
Accounts Receivable, Net of Allowance for Expected Credit Losses
Accounts receivable	$ 237	$ 16